Share Based Compensation - Summary of Share Option Activity (Detail) - ₨ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Exercised	(545,212)	(117,216)
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of period	870,065	1,493,237
Number of options, Granted	443,772	25,760
Number of options, Converted from RSU	10,920
Number of options, Exercised	(545,212)	(117,216)
Number of options, Forfeited	(75,837)	(531,716)
Number of options, Outstanding at end of period	703,708	870,065
Number of options, Vested and exercisable	231,712	601,636
Weighted average exercise price, Outstanding at beginning of period	₨ 756	₨ 726
Weighted average exercise price, Granted	1,466	918
Weighted average exercise price, Exercised	709	129
Weighted average exercise price, Forfeited	861	832
Weighted average exercise price, Outstanding at end of period	1,217	756
Weighted average exercise price, Vested and exercisable	₨ 852	₨ 727